Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Bank guarantees	$ 4,547,000	$ 3,467,000
Thailand [Member]
Commitments and Contingencies (Details) [Line Items]
Dferred lawsuit	140,000
China [Member]
Commitments and Contingencies (Details) [Line Items]
Dferred lawsuit	70,000.00
Lawsuits	3,320,000
Hong Kong [Member]
Commitments and Contingencies (Details) [Line Items]
Lawsuits	$ 90,000.00